Acquisition of Iason Container Carrier S.A. (M/V Hyundai Paramount) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 27, 2013 Iason Container Carrier S.A.
Business Acquisition
Vessel			$ 54,000
Above market acquired time charter			19,768
Identifiable assets			73,768
Purchase price			(65,000)
Gain from bargain purchase	$ 0	$ 17,475	$ 8,768